Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Advances from affiliates	$ 7,960	$ 4,153
Due to Affiliate, Current	5,886	12,426
Advances to affiliates
Related Party Transaction [Line Items]
Advances from affiliates	8,000	4,200
Due to Affiliate, Current	$ 5,900	$ 12,400